CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Revenue	$ 1,378,663	$ 706,913	$ 607,356
Cost of services	(962,978)	(622,381)	(653,583)
Gross profit / (loss)	415,685	84,532	(46,227)
Selling, general and administrative expenses	(141,355)	(102,062)	(101,775)
Impairment loss of non-financial assets	(111)	(371)	(62,268)
Other operating income	37,340	42,777	54,105
Other operating expense	(6,984)	(18,416)	(7,533)
Operating income / (loss)	304,575	6,460	(163,698)
Share of loss in associates	(970)	(629)	(1,667)
Income / (loss) before financial results and income tax	303,605	5,831	(165,365)
Financial income	63,859	28,080	35,697
Financial loss	(196,405)	(131,271)	(215,496)
Inflation adjustment	19,459	6,691	(26,532)
Income / (loss) before income tax	190,518	(90,669)	(371,696)
Income tax	(24,883)	(69,111)	14,295
Income / (loss) from continuing operations	165,635	(159,780)	(357,401)
Loss from discontinued operations		(21,196)	(4,492)
Income / (loss) for the year	165,635	(180,976)	(361,893)
Attributable to:
Owners of the parent	168,166	(117,755)	(253,053)
Non-controlling interest	(2,531)	(63,221)	(108,840)
Income / (loss) for the year	$ 165,635	$ (180,976)	$ (361,893)
Earnings per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Basic earnings per share	$ 1.05	$ (0.60)	$ (1.55)
Diluted earnings per share	1.05	(0.60)	(1.55)
Earnings per share for profit attributable to the ordinary equity holders of the Group:
Basic earnings per share	1.05	(0.73)	(1.58)
Diluted earnings per share	$ 1.05	$ (0.73)	$ (1.58)